PLAN TERMINATION (Details) - EBP 401 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Additional contribution	$ 709,765
Partial plan termination receivable from company	$ 88,756	$ 635,788